LAND USE RIGHT, NET - Schedule of Land Use Right, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Land Use Right [Abstract]
Cost	$ 178,041	$ 179,091
Less: accumulated amortization	(65,927)	(62,982)
Land use right, net	$ 112,114	$ 116,109